Fair Value Changes of Derivative Financial Instruments - Summary of (Loss)/Gain on Fair Value Changes of Derivative Financial Instruments (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value gains and losses of derivative financial instruments [line items]
Gains (Losses) on fair value changes of derivative financial instruments		¥ 311	¥ (311)
Forward foreign exchange contracts [member]
Disclosure of fair value gains and losses of derivative financial instruments [line items]
Gains (Losses) on fair value changes of derivative financial instruments	¥ 0	¥ 311	¥ (311)